STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Oct. 31, 2023	Jun. 02, 2023	Jan. 03, 2023	Jul. 26, 2021	Nov. 06, 2019	Oct. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 01, 2022	Dec. 31, 2021	Aug. 26, 2020	Feb. 11, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized							150,000,000					150,000,000		150,000,000	150,000,000
Preferred stock, shares authorized							2,010,000					2,010,000		2,010,000
Common stock, par value							$ 0.001					$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued							89,006,719					89,006,719		79,658,165	43,499,423
Common stock, shares outstanding							86,006,719					86,006,719		76,658,165	43,499,423
Number of options granted															3,450,000
Option issued and outstanding							6,000,000					6,000,000		6,000,000	6,000,000		3,850,000
Common stock issued for consulting services							$ 150,500	$ 66,000	$ 100,919	$ 137,000	$ 15,000			$ 449,000
Common stock issued with lot sale, shares														2,100,000
Common stock issued with lot sale										$ 50,000				$ 50,000	$ 15,000
Number of shares issued for acquisitions, value											$ 1,800,000			1,800,000
Temporary equity value							603,500					$ 603,500		603,500	293,500		$ 293,500
Accrued interest														(181,066)	(267,560)
Common stock issued for warrant exercise, shares												94,827
Principal balance							2,184,762					$ 2,184,762		2,674,762	1,885,616
Interest payable							1,403,707					1,403,707		1,756,937
Aggregate intrinsic value							$ 0					$ 0		0	$ 0
Short term debt														$ 2,000,000
Number of common stock shares issued															1,300,000
Proceeds from stock options exercise															$ 1,300
Number of warrants issued														34,240,000	687,500
Rancho Costa Verde Development, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued			$ 2,674,972
Six-Twenty Management LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Principal balance														$ 1,414,338
Interest payable														$ 171,825
Cleanspark Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued					350,000
Proceeds from equity offerings					$ 500,000
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for consulting services, shares												4,702,595	2,200,000	2,953,000	3,447,038
Common stock issued for consulting services												$ 317,419	$ 152,000	$ 449,000	$ 1,470,837
Promissory Note Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued with lot sale, shares												550,000
Common stock issued with lot sale												$ 47,415
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Agreement description												The Securities Purchase Agreement (“SPA”) states that the in-kind accrual rate should be increased by10% per annum upon each occurrence of an event of default. In addition, the SPA further states that the conversion price initially set at a discount of 35% to the market price should be further increased by an additional 10% upon each occurrence of an event of default. At the date of their Annual Report, CleanSpark claims that the Company was in default in three instances triggering further discount to the market price for the conversion feature and additional accrual rate. Management has recorded for this additional default and interest expense as noted in the previous paragraph. The Company has not been served with any notice of default stating the specific default events but will continue to accrue the additional default interest until the matter is resolved. As of the date of the filing of this Annual Report, the parties are cooperating to resolve this matter.
Agreement description														The Securities Purchase Agreement (“SPA”) states that the in-kind accrual rate should be increased by10% per annum upon each occurrence of an event of default. In addition, the SPA further states that the conversion price initially set at a discount of 35% to the market price should be further increased by an additional 10% upon each occurrence of an event of default. At the date of their Annual Report, CleanSpark claims that the Company was in default in three instances triggering further discount to the market price for the conversion feature and additional accrual rate. Management has recorded for this additional default and interest expense as noted in the previous paragraph. The Company has not been served with any notice of default stating the specific default events but will continue to accrue the additional default interest until the matter is resolved. As of the date of the filing of this Annual Report, the parties are cooperating to resolve this matter.
Securities Purchase Agreement [Member] | International Real Estate Development LLC [Member] | Rancho Costa Verde Development, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued			$ 33,000,000											$ 33,000,000
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued with lot sale, shares															1,300,000
Number of common stock shares issued															1,300,000
Proceeds from stock options exercise															$ 1,300
2022 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for issuance																5,000,000
Number of options granted															2,150,000
2022 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option issued and outstanding							2,150,000					2,150,000		2,150,000	2,150,000
2020 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for issuance																		3,000,000
2020 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option issued and outstanding							1,700,000					1,700,000		1,700,000	1,700,000
2019 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for issuance																			3,000,000
2019 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option issued and outstanding							2,150,000					2,150,000		2,150,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized							2,000,000					2,000,000		2,000,000	2,000,000
Preferred stock, shares issued							117,000					117,000		28,000	28,000
Preferred stock, shares outstanding							117,000					117,000		28,000	28,000
Preferred stock, par value							$ 0.001					$ 0.001		$ 0.001	$ 0.001
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued							1,000					1,000		1,000	1,000
Preferred stock, shares outstanding							1,000					1,000		1,000	1,000
Temporary equity value							$ 293,500					$ 293,500		$ 293,500	$ 293,500
Conversion basis												The holder can convert the Series B into shares of common stock at a discount of 35% to the market price.		The holder can convert the Series B into shares of common stock at a discount of 35% to the market price.
Cumulative accrual percentage												12.00%		12.00%
Recognized dividend							$ 1,212,822					$ 1,212,822		$ 1,022,822	60,000
Stock issued during period value new issues														$ 1,212,822	$ 190,000
Series B Preferred Stock [Member] | Cleanspark Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized					1,000
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued							3,100					3,100		3,100	0
Preferred stock, shares outstanding							3,100					3,100		3,100	0
Temporary equity value							$ 310,000					$ 310,000		$ 310,000
Cumulative accrual percentage														12.00%
Recognized dividend														$ 60,003
Series C Preferred Stock [Member] | Bigger Capital Fund LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized		10,000
Preferred stock, shares issued		3,100
Proceeds from equity offerings		$ 310,000
Temporary equity value							$ 310,000					$ 310,000		$ 310,000
Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	20,000					20,000
Preferred stock, shares issued							17,000					17,000		17,000	0
Preferred stock, shares outstanding							17,000					17,000		17,000	0
Preferred stock, par value	$ 0.001					$ 0.001
Preferred stock, stated value	$ 100.00					$ 100.00
Preferred stock, redemption terms						The Series D Preferred Stock has no stated maturity and is subject to a mandatory redemption at 110% of the Stated Value, plus all unpaid dividends in respect of such share (the “Additional Amount”) thereon.
Preferred stock, dividend payment terms						Holders of shares of Series D Preferred Stock are entitled to receive, on each dividend payment date, (i) cumulative cash dividends on each share of Series D Preferred Stock, on a quarterly basis, at a rate of 12% per annum of the Stated Value, plus the Additional Amount thereon, and (ii) dividends in the form of shares of common stock on each share of Series D Preferred Stock, on a quarterly basis, at a rate of 8% per annum on the Stated Value.
Preferred stock, conversion terms	The amount of shares of common stock issuable upon a conversion for each Series D Preferred Stock shall be the Stated Value of such share plus the Additional Amount divided by the Conversion Price (as defined below). The “Conversion Price” for each Series D Preferred Stock is, the lower of the price per share at which a Qualified Offering (as defined below) is made (the “Qualified Offering Price”) or 80% of the average of the closing sale price for the 10 consecutive trading days immediately preceding, but not including, the effective date of the applicable conversion notice.
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for acquisitions													20,000,000	20,000,000
Number of shares issued for acquisitions, value													$ 1,800,000	$ 1,800,000
Series D Convertible Preferred Stock [Member] | Six-Twenty Management LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest payable														$ 17,000
Common Stock Issued for Debt Settlement [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued with lot sale, shares															6,039,058
Common stock issued with lot sale															$ 905,859
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued							89,006,719					89,006,719
Common stock, shares outstanding							86,006,719					86,006,719
Common stock issued for consulting services, shares							2,150,000	1,000,000	1,552,595	2,100,000	100,000			2,953,000
Common stock issued for consulting services							$ 2,150	$ 1,000	$ 1,553	$ 2,100	$ 100			$ 2,953
Stock Issued During Period, Shares, Conversion of Convertible Securities									1,223,776	7,851,268	1,077,164		8,928,435	8,928,432	6,039,058
Common stock issued with lot sale, shares										500,000			500,000	500,000	60,000
Common stock issued with lot sale										$ 500			$ 50,000	$ 500	$ 60
Number of shares issued for acquisitions											20,000,000			20,267,310
Number of shares issued for acquisitions, value											$ 20,000			$ 20,267
Common stock issued for warrant exercise, shares							97,524	195,000	94,827
Common stock issued for warrant exercise, shares														267,310
Cash proceeds														$ 50,000
Number of common stock shares issued														1,410,000	1,300,000
Proceeds from stock options exercise														$ 1,410	$ 1,300
Common Stock [Member] | Convertible Notes And Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities												1,223,776		8,928,435
Common Stock [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued with lot sale, shares															450,000
Common stock issued with lot sale															$ 202,275
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued with lot sale, shares												2,484,832	267,310
Aggregate intrinsic value							$ 7,155,146					$ 7,155,146		$ 7,155,146	0
Common stock issued for warrant exercise, shares														1,410,000
Warrant [Member] | Bigger Capital Fund LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants				$ 0.68										$ 0.07
Number of shares issued				1,240,000
Reduction of exercise price of warrants				$ 0.07
Number of warrants shares														2,740,000
Share-based compensation expenses														$ 123,896
Share-based compensation expenses														$ 113,896
Warrant [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued														1,240,000
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for consulting services
Common stock issued with lot sale, shares												89,000
Common stock issued with lot sale
Number of shares issued for acquisitions, value
Convertible note							8,900,000					$ 8,900,000
Accrued interest												$ 556,250
Proceeds from stock options exercise
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for consulting services
Common stock issued with lot sale
Number of shares issued for acquisitions, value
Proceeds from stock options exercise
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for consulting services
Common stock issued with lot sale, shares												387,351
Common stock issued with lot sale
Number of shares issued for acquisitions, value
Proceeds from stock options exercise
Preferred Stock [Member] | Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for consulting services
Common stock issued with lot sale
Number of shares issued for acquisitions, value
Proceeds from stock options exercise